Summary of significant accounting policies	12 Months Ended
Dec. 31, 2021
Summary of significant accounting policies
Summary of significant accounting policies

3. Summary of significant accounting policies

The principal accounting policies applied in the preparation of these financial statements are set out below. Expect as described below, these policies have been consistently applied to all years presented.

Consolidation

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

Intercompany balances and transactions are eliminated in preparing the consolidated financial statements.

A joint venture is an arrangement in which the Group has joint control, whereby the Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities. Interests in the joint venture are accounted for using the equity method. They are initially recognized at cost, which includes transaction costs. Subsequent to initial recognition, the consolidated financial statements include the Group’s share of the profit or loss and other comprehensive income of equity-accounted investees, until the date on which significant influence or joint control ceases.

Revenues from contracts with customers

The Company estimates the transaction price at contract inception, including any variable consideration. The revenue is measured at the transaction price agreed under the contract, net of discount. In most cases, the consideration is due when legal title has been transferred. Where the contracts include multiple performance obligations, the transaction price is allocated to each performance obligation based on a relative stand-alone selling price. List prices are considered as the stand-alone selling price of the product.

Under IFRS 15, the Company recognizes revenue on the maintenance contracts based on the input method, such as the number of service visits or the provision of certain goods, in particular printheads, to measure the progress that depicts the transfer of control of the goods or services to the customer toward complete satisfaction of a performance obligation over time. Therefore, the expected number of service visits and goods to be provided under a contract have been estimated by the Company’s service department based on historical experience.

Revenue on the sale of new or refurbished 3D printers is recognized at the point in time after completed installation of 3D printers at the customer site and evidenced through final acceptance by the customer. Customers obtain control of the 3D printers when the customers have accepted the assets. Refurbished 3D printers usually were produced for and used in our Services segment. On average, these refurbished printers have been operating within a voxeljet service center for 1.5 to 2.5 years prior to their sale. Before these 3D printers are sold, they are fully refurbished and a new printhead is installed. The cost of sales include the residual value as well as the costs related to the refurbishment.

The Group provides customers with statutory warranty on all 3D printers for one year. The warranty presents assurance-type warranty and is not treated as a separate performance obligation. After the initial one-year warranty period, the Group offers its customers optional maintenance contracts, which are accounted for as separate performance obligations.

The Company, from time to time, offers to customers, to operate their purchased 3D printer and perform 3D printing on custom-ordered printed products for a temporary period before the customers’ facility is configured according to required technical specifications. The Company recognizes revenue for the use of space on Company premises over time under the term of the contracts. The Company recognizes revenue from the sale of customized printed products from the customer’s purchased 3D printer, upon transfer of control of ownership to the customers, generally upon shipment.

Revenue on the sale of customized printed products is recognized at the point in time when the control of ownership of the assets is transferred to the customers, generally upon shipment.

Shipping, packaging and handling costs billed to customers for the sales of customized printed products and consumables are not considered as a separate performance obligation. The Company recognized the gross revenue at the point in time as the service is provided, i.e. upon shipment. Costs incurred by the Company associated with shipping, packaging and handling are included in selling expenses in the consolidated statements of comprehensive loss.

Invoices from revenue streams, besides the sale of new or refurbished 3D printers are usually payable within 30 to 60 days. The Company also recognizes that longer payment periods are customary in some countries where it transacts business. To reduce credit risk in connection with machine sales, the Company may, depending upon the circumstances, requires advance payments prior to shipment. On the sale of new or refurbished 3D printers, the Company generally requires advance payments prior to shipment and requires international customers to furnish letters of credit. These advance payments are recognized as contract liabilities. Maintenance contracts are generally billed to customers in advance on a monthly, quarterly, or annual basis, and are initially recorded as a contract liability as the Company has an enforceable right to payment after the contract has been signed.

It is the Group’s policy that it does not offer products to the end customer with a right of return. Therefore, neither a refund liability nor a right to the returned goods are recognized.

A contract liability is recognized when the Company has received consideration (i.e. advance payment) from customers before satisfying a performance obligation or has an unconditional right to payment under a non-cancellable contract before it transfers the related goods or services to the customer under maintenance and extended warranty contracts. The extended warranty is considered as service-type warranty and therefore accounted as a separate performance obligation.

The contract liabilities primarily relate to (1) the advance consideration received from customers before satisfying a performance obligation, or an unconditional right to payment under a non-cancellable contract before it transfers the related goods or services to the customer under maintenance contracts, for which revenue is recognized over time; and (2) the advance consideration received from customers for the sale of new or refurbished 3D printers, for which revenue is recognized when the customer has accepted the assets. The total amount of unfulfilled performance obligations for 3D printer sales is € 3.9 million. The Company expects to realize the entire amount in 2022. The amount of kEUR 2,742 included in contract liabilities at December 31, 2020 has been recognized as revenue in 2021 (2020: kEUR 772). Management expects that 90% (kEUR 2,131 ) of the transaction price allocated to unsatisfied performance obligations as of December 31, 2021 will be recognized as revenue during the next reporting period. The remaining 10% (kEUR 230) will be recognised in the 2023 fiscal year.

In the following table, revenue from contracts with customers is disaggregated by primary geographical market, and timing of revenue recognition. The table also includes a reconciliation of the disaggregated revenue with the Group’s reportable segments (see Note 18).

	Year ended December 31,
	SYSTEMS			SERVICES
	2021	2020	2019	2021	2020	2019

Primary geographical markets
EMEA	6,646	5,926	4,951	5,582	5,540	6,314
Asia Pacific	6,099	3,612	5,371	1,008	909	931
Americas	2,983	3,018	3,132	2,508	2,562	3,903
	15,728	12,556	13,454	9,098	9,011	11,148

Timing of revenue recognition
Products transferred at a point in time	14,634	11,366	12,332	9,098	9,011	11,148
Products and services transferred over time	1,094	1,190	1,122	--	--	--
Revenue from contracts with customers	15,728	12,556	13,454	9,098	9,011	11,148

In 2021, voxeljet leased zero 3D printers (2020: one 3D printer and 2019: two 3D printers) to customers under operating leases. Rental income is recognized on a straight-line basis over the term of the lease as revenue and is reported within the Systems segment.

Financial instruments

Financial instruments are contracts that give rise to a financial asset in one entity and a financial liability or equity instrument in another entity. voxeljet recognizes financial assets and financial liabilities in the balance sheet when an entity of the Group becomes a contractual party to the financial instrument.

All customary purchases and sales of financial assets are recognized on the trading date, i.e. the date on which the Company enters into the obligation to purchase the asset.

Financial assets and financial liabilities are generally reported at gross value. Netting only applies if the offsetting of the amounts is legally enforceable and it is intended to actually offset them. In general, voxeljet does not intend to offset any amounts.

Initial measurement

At initial recognition, voxeljet measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transactions costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expensed immediately. A trade receivable without a significant financing component is initially measured at the transaction price.

Financial liability is initially measured at its fair value minus, in the case of a financial liability not at fair value through profit or loss, transactions costs that are directly attributable to the issue of the financial liability. Transaction costs of financial liabilities carried at fair value through profit or loss are expensed immediately.

Classification and subsequent measurement of financial assets and financial liabilities

Under IFRS 9, on initial recognition, a financial asset is classified as measured at: amortized cost (AC), fair value through other comprehensive income (FVOCI), or fair value through profit or loss (FVTPL). The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics.

A financial asset is measured at amortized cost (AC) if it meets both of the following conditions and is not designated as at FVTPL:

-	it is held within a business model whose objective is to hold financial assets to collect contractual cash flows; and
-	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A financial debt instrument is measured at fair value through other comprehensive income (FVOCI) if it meets both of the following conditions and is not designated as at FVTPL:

-	it is held within a business model whose objectives are both to hold financial assets to collect contractual cash flows and to sell financial assets; and
-	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

On initial recognition of an equity investment that is not held for trading, the Company may irrevocably elect to record subsequent changes in the investment’s fair value in OCI (FVOCI) without recycling. This election is made on an investment-by-investment basis. The company has not utilized the option to record subsequent changes in the equity investment’s fair value in OCI (FVOCI) as of December 31, 2021 and 2020.

All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL. This includes all derivative financial assets. On initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise. The company has not utilized this option as of December 31, 2021 and 2020.

Under IFRS 9, initially our short-term investments in bond funds were classified as fair value through other comprehensive income (FVOCI). In the first quarter of 2020, we amended our classification of short-term investments included in current financial assets as FVTPL. For further information, see Note 2.

On initial recognition, a financial liability is classified as measured at: amortized cost (AC) or fair value through profit or loss (FVTPL).

A financial liability is measured at amortized cost (AC) unless it is either held for trading or designated as at FVTPL. Financial liability is subsequently measured at amortised cost using the effective interest method, which allocates interest expense at a constant rate over the term of the instrument. The effective interest rate of a financial liability is calculated at initial recognition and is the rate that exactly discounts the expected cash flows through the expected life of the financial liability.

The Company may irrevocably designate a financial liability as measured at FVTPL which is either managed on a portfolio basis and its performance is evaluated on a fair value basis, or if its designation would eliminate or significantly reduce an accounting mismatch that would otherwise arise or if it is a hybrid instrument that contains one or more embedded derivatives. The company has not utilized this option as of December 31, 2021 and 2020.

Recognition of gains and losses (by category)

The recognition of gains and losses of voxeljet's financial assets is based on their classification:

-	At amortized cost: Interest income from these financial assets is reported in the financial income using the effective interest method. Gains and losses on derecognition are recorded in the income statement and, considering related foreign currency gains and losses, reported under other operating income and expenses.
-	At fair value through profit or loss: Gains or losses of derivative financial instruments and short term investments, which are subsequently measured at fair value through profit or loss, are included in the income statement as finance income or finance expense in the period in which they arise.

The recognition of gains and losses of voxeljet’s financial liabilities depends on their classification:

-	Financial liabilities at fair value through profit or loss: This category includes derivative financial instruments that are not designated as hedging instruments in accordance with IFRS 9 hedge accounting rules. Gains and losses are recognized in the income statement as finance income or finance expense in the period in which they arise.
-	Financial liabilities measured at amortized cost: This category includes trade payables and interest-bearing loans. After initial recognition, these are measured at amortized cost using the effective interest method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as in case of amortization using the effective interest method. Amortization according to the effective interest method is included in interest expenses in the profit and loss account.

Derecognition

voxeljet derecognizes financial assets (or parts of their financial assets where applicable) when the rights to receive cash flows from the financial asset have expired or have been transferred and the Group substantially transferred all opportunities and risks associated with the ownership.

A financial liability is derecognized when the obligation under the liability is settled, cancelled or expired. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, this exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability. In case of minor changes in conditions a change in the present value will be considered in profit or loss.

Impairment of financial assets

voxeljet assesses expected credit losses associated with financial assets measured at amortized cost, lease receivables and contract assets, based on future expectations. A respective risk provision or, in case of an actual loss that already occurred, an impairment loss is recognized as other operating income or expenses.

The Company’s financial assets at amortized cost consist of trade receivables, restricted cash, term deposits and cash and cash equivalents.

-	General approach:

Generally, financial assets are considered as having a low default risk at initial recognition resulting in a 12-month expected credit loss provision. In case of a significant increase in credit risk, the lifetime expected credit losses are recognized. Amongst others debtor’s payment delays of more than 90 days are considered as an indicator for increase in default risk. Further, when determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, voxeljet considers reasonable and supportable information that is relevant and available without undue cost or effort. An objective evidence of impairment is considered to be for example bankruptcy filing of the counterparty.

-	Simplified approach:

For trade receivables with no significant financing component voxeljet applies the simplified approach as required by IFRS 9, which requires lifetime expected credit losses to be recognized from initial recognition of the receivables.

The expected credit losses are based on both quantitative and qualitative information and analysis, based on the Group’s historical experience and third party credit risk assessment and including forward-looking information.

A default on a financial asset is when the counterparty fails to make contractual payments within 90 days of when they fall due and there are no information available, which are contradictory e.g. the counterparty commits the payment to a later time or the Company and the counterparty agreed upon a payment plan.

Financial assets are written off when there is no reasonable expectation of recovery, such as a debtor failing to engage in a repayment plan with the Company or a counterparty had declared insolvency. Where loans or receivables have been written off, the Company continues to engage in enforcement activity to attempt to recover the receivable due. Where recoveries are made, these are recognised in profit or loss.

When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Company considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Group’s historical experience and informed credit assessment and including forward-looking information.

voxeljet AG only recognizes expected credit losses for trade receivables based on the simplified approach.

Trade receivables

  In order to measure expected credit losses, trade receivables are summarized on the basis of common credit risk characteristics and overdue days.

The Company measures loss allowances for trade receivables at an amount equal to lifetime ECLs. ECLs are a probability-weighted estimate of credit losses. The Company calculates the ECL based on the risk scoring of its customers’ according to an external rating agency. Following the risk score of each customer, the trade receivables are clustered into different grades. For each grade, the ECL is determined based on the risk score received from the external rating agency and actual credit loss experience. In addition, the Company uses qualitative assessment of the trade receivables, where default has incurred. For information about the exposure to credit risk and ECLs for trade receivables as of December 31, 2021 and 2020, please refer to Note 19.

Presentation of impairment

Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets and presented within other operating expenses or other operating income.

Other financial assets at AC

Cash and cash equivalents like short term bank deposits, restricted cash and term deposits are subject to the general approach of impairment. However, no significant ECL was identified for these financial assets due to the excellent ratings of those banks to which voxeljet entrusted its funds.

Leases

Definition of a lease

The Company assesses whether a contract is or contains a lease based on the definition of a lease. Under IFRS 16, a contract is, or contains, a lease if the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration.

At inception or on reassessment of a contract that contains a lease component, the Company allocates the consideration in the contract to each lease and non-lease component on the basis of their relative stand-alone prices.

The Company as a lessee

The Company leases assets, including properties, production equipment and vehicles. As a lessee, the Company previously classified leases as operating or finance leases based on its assessment of whether the lease transferred substantially all of the risks and rewards of ownership. Under IFRS 16, the Company recognizes right-of-use assets and lease liabilities for most leases. These leases are on-balance sheet.

However, the Company has elected not to recognize right-of-use assets and lease liabilities for some leases of low-value assets (where the value of underlying asset, when new is of EUR 5000 or less, e.g. tools) as well as short-term leases (leases with less than 12 months of lease term). The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

The Company presents right-of-use assets in “property, plant and equipment”, in the same line item as it presents underlying assets of the same nature that it owns. The carrying amounts of right-of-use assets are as below:

	Property, plant and equipment
	Property	Production equipment	Others	Total
	(€ in thousands)
Balance at January 1, 2021	2,892	45	254	3,191
Balance at December 31, 2021	2,648	19	239	2,906

The Company presents lease liabilities within “financial liabilities” in the consolidated statements of financial position.

Leases under IFRS 16

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at an amount equal to the lease liability, unless cash flows or incentives are present before or at lease commencement which may affect the right-of-use asset.

The right-of-use asset is subsequently at cost less any accumulated depreciation and impairment losses, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the Company’s incremental borrowing rate.

The lease liability is subsequently measured at amortized cost using the effective interest method. It is remeasured when there is a change in the future lease payments arising from a change in an index or rate, a change in the estimate of the amount expected to be payable under a residual value guarantee, or as appropriate, changes in the assessment of whether it will exercise a purchase, extension or termination option.

The Company has applied judgement to determine the lease term for some lease contracts in which it is a lessee that include renewal options. The assessment of whether the Company is reasonably certain to exercise such options impacts the lease term, which significantly affects the amount of lease liabilities and right-of-use assets recognized.

The Company as a lessor

The Company leases out a small number of 3D printers. Those leases have been classified as operating leases.

Beginning December 2021, the Company has leased out office space to a third party in Friedberg, Germany. This lease has been classified as an operating lease. The lease income from operating leases where the group is a lessor is recognized in other operating income on a straight-line basis over the lease term. Lease payments from the contract do not include any variable lease payments. The credit risk arising in connection with lease receivables is considered to be immaterial. Also residual value risk arising in connection with the underlying leased asset is considered to be immaterial.

The accounting policies applicable to the Company as a lessor are not different from those under IAS 17.

The Company is not required to make any adjustments on transition to IFRS 16 for leases in which it acts as a lessor.

Impacts on financial statements

Impacts for the period

As per our assessment under IFRS 16, as of December 31, 2021, the Company recognized kEUR 2,906 of right-of-use assets (as of December 2020: kEUR 3,191) and kEUR 3,210 of lease liabilities (as of December 31, 2020: kEUR 3,124).

Also in relation to those leases under IFRS 16, the Company has recognized depreciation and interest costs, instead of operating lease expenses. During the twelve months ended December 31, 2021, the Company recognized kEUR 651 (2020: kEUR 682, 2019: kEUR 765) of depreciation expenses and kEUR 149 (2020: kEUR 167, 2019: kEUR 190) of interest expense from these leases.

Within the statement of cash flows, cash payments for the principal portion of lease payments, as well as for the interest portion, have been classified as financing activities. Payments for short-term leases have been classified as operating activities.

Research and development expenses

All research and development costs are charged to expense as incurred as the criteria set forth in IAS 38 for capitalizing such costs have not yet been met.

Government grants

Government grants awarded for project funding are recorded within other operating income in the consolidated statement of comprehensive loss if the related research and development costs have been incurred and provided that the conditions for the funding have been met. Until then, amounts received under government grants are recorded as deferred income in the statements of financial position.

Government grants in connection with government assistance to help businesses to mitigate adverse impacts from the COVID-19 global pandemic are recognized in profit or loss on a systematic basis over the periods in which the entity recognizes as expenses the related costs for which the grants are intended to compensate, provided that the entity complies with the conditions for the funding.

Employee stock option plan

In April 2017, the Supervisory Board adopted and approved Option Plan 2017. The plan authorizes to grant shares of equity-settled stock options to employees and members of the management board. The Company’s stock-based compensation expense is estimated at the grant date based on the fair value of the award and is recognized as expense ratably over the requisite service period of the award. The Company calculated the fair value of each option award on the date of grant under the Monte Carlo simulation model. The determination of the grant date fair value of the awards using a simulation model is affected by our stock price as well as assumptions regarding a number of complex and subjective variables. These variables include the expected stock price volatility over the expected life of the awards, risk-free interest rates, and expected dividends. The risk free interest rate is equal to the U.S. Treasury constant maturity rates for the period equal to the expected life. The Company does not currently pay cash dividends on common stock and does not anticipate doing so in the foreseeable future. Accordingly, the expected dividend yield is zero.

Foreign currencies

The financial statements are presented in Euros, the functional currency of voxeljet AG.

Monetary transactions denominated in foreign currencies are translated to Euro at the exchange rates prevailing on the transaction date. Gains and losses on foreign currency transactions are shown within other operating income and other operating expenses, respectively, in the consolidated statement of comprehensive loss.

The financial statements of foreign subsidiaries are translated using the concept of the functional currency in accordance with IAS 21. The assets and liabilities of foreign subsidiaries are translated at the spot rate at the end of the period, while their income statement items are translated at average exchange rates for the respective periods. All resulting exchange differences are recognized in other comprehensive income.

The loans provided to voxeljet AG’s subsidiaries are not considered as net investments in foreign operations. Therefore, gains or losses from foreign exchange differences thereon are recognized in the statement of comprehensive loss as “other operating income or expenses”.

The exchange rates that are most relevant for voxeljet’s consolidated financial statements are as follows:

Average exchange rates to Euro

December 31,	Average Rate
	USD	GBP	INR	CNY
2021	1.1827	0.8596	87.4392	7.6282
2020	1.1422	0.8897	84.6392	7.8747
2019	1.1195	0.8778	78.8361	7.7355

Year end exchange rates to Euro

December 31,	Year End Rate
	USD	GBP	INR	CNY
2021	1.1326	0.8403	84.2292	7.1947
2020	1.2271	0.8990	89.6605	8.0225

Income Tax

Income tax expense (benefit) consists of current and deferred tax expense and benefit in accordance with IAS 12.

Current income tax expense (benefit) is based on taxable profit (loss) for the year. Taxable profit (loss) differs from profit (loss) as reported in the statements of comprehensive income (loss) because it excludes items of income or expense that are taxable or deductible in other years and further excludes items that are never taxable or deductible. Current income tax expense (benefit) is calculated using tax rates that have been enacted or substantively enacted by the end of the respective reporting period.

Current tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The amount of the current tax payable or receivable is the best estimate of the tax amount to be paid or received that reflects uncertainty related to income tax, if any. It is measured using tax rates enacted or substantively enacted at the reporting date.

Deferred income tax expense (benefit) is recognized on temporary differences between the carrying amounts of assets and liabilities in the statement of financial position and the corresponding tax basis used in the computation of taxable profit (loss).

Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets, including for carry forward losses to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized. The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer more probable than not that sufficient taxable profits will be available to allow all or a part of the assets to be recovered.

Deferred tax expense (benefit) is calculated at the tax rates that are expected to apply in the periods when the liability is settled or the asset is realized, based on tax rates (and tax regulations) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities. Deferred tax expense (benefit) is charged or credited to profit or loss, except when it relates to items charged or credited directly to equity, in which case the deferred taxation is also recorded to equity.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off tax assets against tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

Intangible Assets

Intangible assets, including software and licenses, that are acquired by the Company and have a finite useful life are measured at cost less accumulated amortization and any impairment losses. Amortization for intangible assets with finite useful lives is recognized on a straight-line basis over their useful lives.

The amortization of licenses is allocated to the cost of inventory and is included in cost of sales as 3D printers are sold; the amortization of software is mainly included in selling and administrative expenses.

The estimated useful economic lives of acquired intangible assets are presented in the following table:

USEFUL LIFE OF INTANGIBLE ASSETS

Software	3-5 years
Licenses	6-8 years

An intangible asset is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the item) is included in profit or loss in the period in which the item is derecognized.

Property, Plant and Equipment

Property, plant and equipment is carried at acquisition or manufacturing cost (for internally manufactured printers used in the Services segment or the research and development function) and depreciated on a straight-line basis over the estimated useful lives of the related assets, taking into account estimated residual values. Except the sale of used printers, realized gains and losses are recognized upon disposal or retirement of the related assets and are reflected within other operating income or other operating expenses in the consolidated statement of comprehensive loss. Subsequent expenditures are capitalized only if it is probable that voxeljet will receive additional economic benefits from the particular asset associated with these expenditures, and the costs can be determined reliably. In those cases the assets are depreciated over their useful lives. Repair and maintenance expenditures are expensed as incurred. Land is not depreciated. Additions to property, plant and equipment relating to self-constructed 3D printers are considered non-cash transactions.

The estimated useful economic lives of items of property, plant and equipment are as follows:

USEFUL LIFE OF PROPERTY, PLANT AND EQUIPMENT

Leasehold improvements	6-9 years
Buildings	33 years
Plant and machinery	7-8 years
Printers leased to customers under operating lease	7-8 years
Other facilities, machinery and factory equipment	2-20 years
Office equipment	3-12 years

Useful lives, depreciation methods and residual values are reviewed at least annually and, if they change significantly, depreciation charges for current and future periods are adjusted accordingly.

Inventories

Raw materials and merchandise

Raw materials are measured at the lower of acquisition cost, as determined on the weighted average costs method, and net realizable value. Obsolete inventories are written off directly into cost of sales.

Work in progress

Work in progress is measured at the lower of manufacturing cost and net realizable value. Manufacturing costs comprise all costs that are directly attributable to the manufacturing process, such as direct material and labor, and production related overheads (based on normal operating capacity and normal consumption of material, labor and other production costs), including depreciation charges. Net realizable value is defined as the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs of the sale. For purposes of determining net realizable value, selling expenses include all costs expected to be incurred to make the sale, primarily shipping, packaging and handling as well as commissions.

We also use our own printers in our service centers. Unfinished printers are generally available to be sold if a customer requests a product with a specification which can be met by one of the products in progress. Accordingly, we classify printers as inventory until we remove a finished printer from our manufacturing warehouse to use it in a service center. The reclassification as property, plant and equipment, as a non-cash transaction, occurs at cost and depreciation starts at inception of service.

We evaluate the adequacy of our inventory reserves on a periodic basis in order to determine the need for an inventory reserve.

Impairment of non-financial assets

The Company continuously assesses if there is a triggering event whether there is an indication that a non-financial asset may be impaired. Such assets are tested for impairment if there are indicators that the carrying amounts may not be recoverable. An impairment loss is recognized in the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is defined as the higher of an asset’s fair value less cost to sell and its value in use. As individual assets do not generate largely independent cash flows, impairment testing is performed at the cash generating unit level. An individual fixed asset within a CGU cannot be written down below fair value less cost incurred to sell the individual asset.

Earnings (loss) per share

Basic earnings per share amounts are calculated by dividing profit (loss) by the weighted average number of ordinary shares outstanding. The weighted average number of shares is calculated by multiplying the outstanding number of shares after considering the issuance of shares in January, February, and July 2021 with its time-weighted portion and thereafter summing up their respective portion. Regarding the outstanding and exercisable options refer to Note 6.

	2021	2020	2019
	(in thousands of shares)

Weighted-average number of ordinary shares at 31 December	6,302	4,836	4,836